Average Annual Total Returns - First Trust Nasdaq Artificial Intelligence and Robotics ETF	First Trust Nasdaq Artificial Intelligence and Robotics ETF 1 Year	First Trust Nasdaq Artificial Intelligence and Robotics ETF Since Inception	First Trust Nasdaq Artificial Intelligence and Robotics ETF Inception Date	First Trust Nasdaq Artificial Intelligence and Robotics ETF After tax on distributions 1 Year	First Trust Nasdaq Artificial Intelligence and Robotics ETF After tax on distributions Since Inception	First Trust Nasdaq Artificial Intelligence and Robotics ETF After tax on distributions and sale of fund shares 1 Year	First Trust Nasdaq Artificial Intelligence and Robotics ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq CTA Artificial Intelligence and Robotics Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq CTA Artificial Intelligence and Robotics Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	46.07%	20.19%	Feb. 21, 2018	45.95%	20.01%	27.26%	15.86%	47.05%	21.05%	18.40%	14.41%